Allowance for Loan Losses and Credit Quality Information (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Loan Losses and Credit Quality Information (Textual) [Abstract]
Outstanding balance of line of credit loan past due more than 90 days and still accruing interest	$ 7,423,000	$ 0
Total non-accrual loans	29,975,000	33,993,000	68,100,000
Related allowance	3,900,000	5,200,000	25,000,000
Loan amount	10,300,000	14,800,000	8,100,000
Gross interest income on the loans of amount	2,400,000	3,200,000	5,000,000
Recognized interest income	500,000	700,000	1,300,000
Total troubled debt restructurings included in loans receivable	33,055,000	29,204,000	19,300,000
Troubled debt restructuring gross interest	2,500,000	2,500,000	1,200,000
Trouble debt restructuring interest amount	900,000	600,000	800,000
Restructured loans classified and performing	5,700,000
Restructured loans classified but non-performing	13,700,000
Maximum time for loan modifications	12 months
Loans considered default	90 days
Allowance for loan losses on TDR's	3,700,000	3,500,000
Percentage allowance for loan losses on TDR	17.20%	14.60%
Loan loss reserves	$ 21,600,000	$ 23,900,000